Short-Term Bond Fund Investment Strategy - Short-Term Bond Fund	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its net assets (plus borrowing for investment purposes) in fixed-income securities that are in the three highest credit categories as ranked by a nationally recognized statistical rating organization (“NRSRO”) (for example, securities rated AAA, AA or A by Standard & Poor’s Corporation). These investments may include:•commercial paper•corporate bonds•U.S. Treasury securities•securities issued or guaranteed by U.S. Government entities, agencies or instrumentalities•municipal bonds•U.S. dollar-denominated debt securities of foreign issuers (Yankee Bonds)•asset-backed and mortgage-backed securitiesThe dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be three years or less.In selecting the portfolio holdings for the Fund, Homestead Advisers considers, among other factors, its outlook for the economy, monetary policy, interest rates and credit spreads, as well as company-specific factors such as improving credit quality, and relative value.